C5 Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Expenses by Nature

Expenses by nature

	2017	2016	2015
Goods and services	128,211	133,848	137,458
Employee remuneration	76,502	77,774	80,054
Amortization and depreciation	8,451	8,886	10,223
Impairments and obsolescence allowances, net of reversals	11,531	1,325	1,438
Financial expenses	843	2,158	2,458
Taxes	–4,267	2,131	6,199

Expenses incurred	221,271	226,122	237,830
Inventory increase/decrease (–/+)1)	4,070	–606	–394
Additions to capitalized development	–1,444	–4,483	–3,548

Expenses charged to the income statement	223,897	221,033	233,888

1)	The inventory changes are based on changes of net inventory values.

Summary of Restructuring Charges by Function

Restructuring charges by function

	2017	2016	2015
Cost of sales	5,242	3,475	2,274
R&D expenses	2,307	2,739	2,021
Selling and administrative expenses	952	1,353	745

Total restructuring charges	8,501	7,567	5,040